SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Warrants, Outstanding, Beginning	4,925,000	2,975,000
Weighted Average Exercise Price, Outstanding, Beginning	$ 1.77	$ 0.40
Outstanding Intrinsic value	$ 2,550,000	$ 20,592,675	$ 7,000,175
Warrants, Granted	200,000	1,950,000	2,975,000
Weighted Average Exercise Price, Granted	$ 5.00	$ 3.87	$ 0.40
Warrants Exercised	2,748,971
Weighted Average Exercise Price, Exercised	$ 0.40
Warrants Forfeited	226,029
Weighted Average Exercise Price, Forfeited	$ 0.40
Warrants, Outstanding, Ending	2,150,000	4,925,000
Weighted Average Exercise Price, Outstanding, Ending	$ 3.98	$ 1.77	$ 0.40
Warrants Exercisable	2,150,000	4,925,000	2,975,000
Weighted Average Exercise Price Exercisable	$ 3.98	$ 1.77	$ 0.40
Intrinsic value Exercisable	$ 2,550,000	$ 20,592,675	$ 7,000,175
Intrinsic Value, Outstanding, Beginning	$ 20,592,675	$ 7,000,175
Warrants, Exercised	(2,748,971)
Warrants, Forfeited	(226,029)
Intrinsic Value, Outstanding, Ending	$ 2,550,000	$ 20,592,675	$ 7,000,175
Warrants, Exercisable, Beginning	4,925,000	2,975,000
Weighted Average Exercise Price, Exercisable, Beginning	$ 1.77	$ 0.40
Intrinsic Value, Exercisable, Beginning	$ 20,592,675	$ 7,000,175
Warrants, Exercisable, Ending	2,150,000	4,925,000	2,975,000
Weighted Average Exercise Price, Exercisable, Ending	$ 3.98	$ 1.77	$ 0.40
Intrinsic Value, Exercisable, Ending	$ 2,550,000	$ 20,592,675	$ 7,000,175